Changes in Liabilities from Financing Activities	6 Months Ended
Jun. 30, 2025
Changes in Liabilities from Financing Activities [Abstract]
Changes in Liabilities from Financing Activities

6.      Changes in liabilities from financing activities

	2024
	Short-term borrowings	Financial liabilities at fair value through profit or loss	Long-term borrowings (including current portion)	Guarantee deposits (shown as other non-current liabilities)	Lease liabilities	Total liabilities from financing activities
January 1	$5,250,233	$60,664	$5,492,681	$131,607	$5,960,789	$16,895,974
Changes in cash flow from financing activities	(571,070)	1,475,471	617,233	565,008	(517,250)	1,569,392
Interest paid (Note 1)	—	—	—	—	(31,212)	(31,212)
Loss on valuation of financial liabilities at fair value through profit or loss	—	4,146	—	—	—	4,146
Changes in other non-cash items	(908,806)	—	908,806	—	258,661	258,661
Effects of foreign currency exchange	(422,174)	(2,281)	(332,459)	(27,358)	(683,157)	(1,467,429)
June 30	$3,348,183	$1,538,000	$6,686,261	$669,257	$4,987,831	$17,229,532
	2025
	Short-term borrowings	Financial liabilities at fair value through profit or loss	Long-term borrowings (including current portion)	Guarantee deposits (shown as other non-current liabilities)	Lease liabilities	Total liabilities from financing activities
January 1	$1,075,904	$9,300,087	$9,031,195	$250,869	$5,003,553	$24,661,608
Changes in cash flow from financing activities	1,439,300	(1,047,678)	(314,355)	214,700	(550,070)	(258,103)
Interest paid (Note 1)	—	—	—	—	(35,969)	(35,969)
Gain on valuation of financial liabilities at fair value through profit or loss	—	(1,469,151)	—	—	—	(1,469,151)
Convert into common stock	—	(1,453,100)	—	—	—	(1,453,100)
Changes in other non-cash items	—	—	—	—	35,969	35,969
Effects of foreign currency exchange	148,735	—	1,056,666	—	468,653	1,674,054
June 30	$2,663,939	$5,330,158	$9,773,506	$465,569	$4,922,136	$23,155,308

Note 1:    presented in cashflows from operating activities.